Borrowings (Details) - Schedule of Future Loan Payments	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Future Loan Payments [Abstract]
One year	$ 287,007	¥ 2,094,000	$ 175,316	¥ 1,204,000
Two years	7,401	54,000	7,863	54,000
Three years	89,638	654,000	95,230	654,000
Four years	7,401	54,000	7,863	54,000
Five years and thereafter	2,135	15,570	6,553	47,430
Total payment	$ 393,582	¥ 2,871,570	$ 293,178	¥ 2,013,430